Schedule of aggregate amortization expense (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Remaining 2025	$ 1,652,713
2025	2,168,725	$ 2,046,365
2026	1,951,852	1,888,359
2027	1,040,988	1,082,802
2028	208,198	788,172
Thereafter	52,049
Aggregate amortization expense	$ 7,074,524
2029		364,299
Thereafter